Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2014
Acquisitions and Dispositions [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
ACQUISITIONS AND DISPOSITIONS
During 2014, the Company acquired seven dealerships and was granted two franchises in the U.S. and also acquired one dealership and opened one dealership for an awarded franchise in Brazil. In addition, the Company acquired three dealerships in the U.K. (collectively, the “2014 Acquisitions”). Aggregate consideration paid for these acquisitions totaled $336.6 million, including associated real estate and new vehicle inventory. The U.K. vehicle inventory acquisition was subsequently financed through borrowings under the Company’s credit facility with Volkswagen Finance, the U.S. vehicle inventory acquisition was subsequently financed through borrowings under the Company’s FMCC Facility and the Floorplan Line, (each as defined in Note 11, “Credit Facilities”) and the Brazil acquisitions were financed through individual manufacturer captive finance companies. The purchase prices for the 2014 Acquisitions have been allocated as set forth below based upon the consideration paid and the estimated fair values of the assets acquired and liabilities assumed at the acquisition date. The allocation of the purchase prices is preliminary and based on estimates and assumptions that are subject to change within the purchase price allocation period (generally one year from the respective acquisition date). Goodwill associated with the acquisitions was assigned to the U.S., U.K. and Brazil reportable segments in the amounts of $103.9 million, $16.8 million and zero, respectively.

As of Acquisition Date
(In thousands)
Current assets	$6,601
Inventory	131,878
Property and equipment	80,520
Goodwill & intangible franchise rights	183,449
Deferred tax asset	7,265
Total assets	$409,713
Current liabilities	$37,545
Long-term debt	13,250
Total liabilities	$50,795
The intangible franchise rights are expected to continue for an indefinite period, therefore these rights are not amortized. These intangible assets will be evaluated on an annual basis in accordance with Accounting Standards Codification (“ASC”) 350. Goodwill represents the excess of consideration paid compared to the fair value of net assets received in the acquisitions. The goodwill associated with the 2014 Acquisitions relative to the U.S. reportable segment is deductible for tax purposes; however, the goodwill associated with the 2014 Acquisitions relative to the U.K. reportable segment is not currently deductible for tax purposes.
The following supplemental pro forma information provides revenue and net income had the acquisition date for each of the Company’s 2014 acquisitions been January 1, 2013. The supplemental pro forma revenue and net income are presented for informational purposes only and may not necessarily reflect the future results of operations of the Company or what the results of operations would have been had the Company owned and operated these businesses as of January 1, 2013. The supplemental pro forma information does not take into account the dispositions described below.

	Year ended December 31,

Supplemental Pro Forma:	2014	2013
	(in thousands)
Revenue	$10,416,588	$9,770,291
Net income	$94,914	$126,237

During the year ended December 31, 2014, the Company disposed of seven dealerships and one franchise in the U.S. and three dealerships in Brazil. As a result of these dispositions including the associated real estate, a pre-tax net gain of $13.3 million was recognized for the year ended December 31, 2014. Aggregate consideration received for these dealerships totaled $144.6 million.
In February 2013, the Company purchased all of the outstanding stock of UAB Motors. At the time of acquisition, UAB Motors consisted of 18 dealerships and 22 franchises in Brazil, as well as five collision centers. In conjunction with the acquisition, the Company incurred $6.5 million of costs, primarily related to professional services associated with the Brazil transaction. The Company included these costs in SG&A in the Consolidated Statement of Operations for the year ended December 31, 2013. As discussed in Note 2, “Summary of Significant Accounting Policies and Estimates,” in connection with this acquisition, the Company entered into arrangements that are variable interests in a VIE. The Company qualifies as the primary beneficiary of the VIE. The consolidation of the VIE into the financial statements of the Company was accounted for as a business combination. In addition, during 2013, the Company acquired certain assets of four dealerships in the U.K. and nine dealerships in the U.S. (collectively, the “2013 Acquisitions”).
Aggregate consideration paid for the 2013 Acquisitions totaled $350.2 million, including $269.9 million of cash and 1.39 million shares of the Company’s common stock. The consideration included amounts paid for vehicle inventory, parts inventory, equipment, and furniture and fixtures, as well as the purchase of some of the associated real estate. The vehicle inventory acquired in the U.K. acquisitions was subsequently financed through borrowings under the Company’s credit facility with Volkswagen Finance, the vehicle inventory acquired in the U.S. acquisitions was subsequently financed through borrowings under the Company’s FMCC Facility and the Floorplan Line, (each as defined in Note 11, “Credit Facilities”) and the Brazil acquisitions were financed through individual manufacturer captive finance companies. The Company also assumed debt in conjunction with certain of the acquisitions, of which $65.1 million was contemporaneously extinguished. In conjunction with the extinguishment, the Company recognized a loss of $0.8 million that is included in other expense, net on the Consolidated Statement of Operations for the year ended December 31, 2013. The purchase prices for the 2013 Acquisitions have been allocated as set forth below based upon the consideration paid and the estimated fair values of the assets acquired and liabilities assumed at the acquisition date. Goodwill associated with the acquisitions was assigned to the U.S., U.K. and Brazil reportable segments in the amounts of $56.2 million, $1.5 million and $129.4 million, respectively.

As of Acquisition Date
(In thousands)
Current assets	26,884
Inventory	164,655
Property and equipment	72,328
Goodwill & intangible franchise rights	305,876
Other assets	864
Total assets	$570,607
Current liabilities	123,025
Deferred income taxes	28,738
Long-term debt	68,639
Total liabilities	220,402

The intangible franchise rights are expected to continue for an indefinite period, therefore these rights are not amortized. These intangible assets will be evaluated on an annual basis in accordance with ASC 350. Goodwill represents the excess of consideration paid compared to the fair value of net assets received in the acquisitions. The goodwill associated with the 2013 Acquisitions relative to the U.S., U.K. and Brazil reportable segments is deductible for tax purposes.
The Company sold six dealerships and one franchise in the U.S. during the year ended December 31, 2013. Gross consideration received for these dispositions was $97.5 million. As a result of the dispositions, a pre-tax net gain of $10.2 million was recognized for the year ended December 31, 2013.
During 2012, the Company acquired 16 dealerships: six in the U.K. and ten in the U.S. Consideration paid for these dealerships totaled $178.0 million, including amounts paid for vehicle inventory, parts inventory, equipment, and furniture and fixtures, as well as the purchase of some of the associated real estate. The vehicle inventory acquired in the U.K. acquisitions was subsequently financed through borrowings under the Company’s credit facility with Volkswagen Finance, while the vehicle inventory acquired in the U.S. acquisitions was subsequently financed through borrowings under the Company’s FMCC Facility and the Floorplan Line, (each as defined in Note 11, “Credit Facilities”). In addition, during 2012, the Company terminated two franchises and sold three dealerships in the U.S. The company also closed one dealership in the U.K. Gross consideration received for these dispositions was $33.7 million. As a result of the dispositions, a pre-tax net gain of $1.5 million was recognized for the year ended December 31, 2012.